Film Costs - Additional Information (Detail) - Mar. 31, 2015 - JPY (¥) ¥ in Billions	Total
Film Costs [Abstract]
Unamortized film costs of released motion picture and television productions	91.00%
Completed film costs expected to be amortized during the next twelve months	¥ 107
Accrued participation liabilities expected to be paid in next twelve months	¥ 150
Amortization for released films	3 years